Exploration and Evaluation Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cumulative payment		$ 22,000,000
Thacker Pass
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of royalty revenue	20.00%
Percentage of gross royalty revenue	8.00%
Cumulative payment	$ 22,000,000
Percentage royalty revenue, reduction	4.00%
Percentage of option to reduce royalty revenue	1.75%
Thacker Pass | 2022
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cumulative payment	$ 137,500
Thacker Pass | 2023
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cumulative payment	$ 2,887,500
Pastos Grandes
Disclosure Of Exploration And Evaluation Assets [Line Items]
Royalties as a percentage of gross operating revenues	1.50%
Royalties as a percentage of net back income	3.00%